Description of Organization, Business Operations and Basis of Presentation (Detail) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Unit price per share (in Dollars per share)		$ 10.00	$ 10.00	$ 10.00
Business combination, description			Each warrant will become exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the closing of the Proposed Offering and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.	Each warrant will become exercisable on the later of 30 days after the completion of the Business Combination or 12 months from the closing of the Initial Public Offering and will expire 5 years after the completion of the Business Combination, or earlier upon redemption or liquidation.
Fair market value percentage		80.00%	80.00%	80.00%
Voting percentage		50.00%	50.00%	50.00%
Share price		$ 10.00	$ 10.00	$ 10.00
Net tangible assets business combination		$ 5,000,001	$ 5,000,001	$ 5,000,001
Redeemption percentage			100.00%	100.00%
Dissolution expenses			$ 100,000	$ 100,000
Share price held in trust			$ 10.00	$ 10.00
Proceeds from offering				$ 500,000,000
Transaction cost		10,600,000		10,600,000
Underwriting fees				10,100,000
Other costs				500,000
Cash		500,000		500,000
Operating bank account		405,000
Working capital		$ 335,000		$ 335,000
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Unit offering (in Shares)	50,000,000		50,000,000
Unit price per share (in Dollars per share)	$ 10.00		$ 10.00
Proceeds from offering	$ 500,000,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Unit offering (in Shares)			57,500,000
Additional capital units (in Shares)			7,500,000	7,500,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Unit offering (in Shares)	500,000,000
Unit price per share (in Dollars per share)	$ 10.00
Private Placement [Member] | Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Unit offering (in Shares)		1,100,000	1,100,000	1,100,000
Unit price per share (in Dollars per share)		$ 10.00	$ 10.00	$ 10.00
Purchase price		$ 11,000,000	$ 11,000,000	$ 11,000,000
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Contribution				25,000
Founder Shares, the loan				185,000
Finance transaction costs		$ 750,000		$ 750,000
Common Stock Class A
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock price per share (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Redeemption percentage	15.00%		15.00%